CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Cash	$ 128,629	$ 174,477	$ 437,126
Prepaid expenses	9,844	5,500	47,000
Accounts receivable	620	620
Total current assets	139,093	180,597	556,812
Property and equipment, net of accumulated depreciation	4,827	6,313	8,361
Total Non-current assets	4,827	6,313	14,242
Total Assets	143,920	186,910	571,054
Accounts payable and accrued liabilities	62,266	32,904
Loans payable, current portion - related party	200,000	169,588
Total current liabilities	262,266	202,492	2,292,923
Total Liabilities	262,266	202,492	2,292,923
Authorized:10,000,000 preferred shares, par value $0.001 per share 950,000,000 Issued and outstanding: 1,000,000 preferred shares at September 30, 2022 (1,000,000 at 2021)	1,000	1,000	1,000
Authorized: 950,000,000 common shares, par value $0.001 per share Issued and outstanding: 450,623,000 common shares at September 30, 2022 (442,977,000 at 2021)	450,623	442,977	357,095
Additional paid-in capital	38,801,893	38,461,909	33,206,878
Stock Payable	27,970	27,970	149,647
Accumulated deficit	(39,291,611)	(38,856,110)	(35,436,489)
Total Liabilities and Stockholders' Equity (Deficit)	143,920	186,910	571,054
Current Assets:
Inventory		0	72,686
Accounts receivable		620	0
Total current assets	139,093	180,597	556,812
Non-current Assets
Goodwill		0	5,881
Total Non-current assets	4,827	6,313	14,242
Total Assets	143,920	186,910	571,054
Current Liabilities:
Accounts payable and accrued liabilities		32,904	47,923
Loans payable, current portion - related party		169,588	0
Convertible loans payable, current portion - related party		0	2,245,000
Total current liabilities	262,266	202,492	2,292,923
Total Liabilities	262,266	202,492	2,292,923
STOCKHOLDERS' EQUITY (DEFICIT)
Non-controlling Interest		(93,328)	0
Total stockholders' equity (deficit)	(118,346)	(15,582)	(1,721,869)
Total Liabilities and Stockholders' Equity (Deficit)	$ 143,920	$ 186,910	$ 571,054